Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of components of equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2020	2019
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Own credit risk	-84	-98
Defined benefit plans	-45	-45
Retained earnings	16,203	15,235
Total equity	20,064	19,082

Restricted and unrestricted equity

	Consolidated Group		Parent Company
	December 31,	December 31,	December 31,	December 31,
Skr mn	2020	2019	2020	2019
Restricted equity	4,282	4,235	4,282	4,235
Unrestricted equity	15,782	14,847	15,840	14,903
Total equity	20,064	19,082	20,122	19,138

Proposal for the distribution of profits

At the disposal of the Annual General Meeting	15,840
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 72.78 per share, amounting to	290
- remaining disposable funds to be carried forward	15,550